Payments, Details - 12 months ended Dec. 31, 2023	Amount CAD ($)	Amount USD ($)	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
		$ 1,220,000	Fees	CANADA	MANITOBA	Provincial Government of Manitoba	Manitoba and British Columbia
#: 2
		2,000,000	Taxes	CANADA	MANITOBA	Town of Snow Lake	Manitoba and British Columbia
#: 3
		4,000,000	Taxes	CANADA	MANITOBA	City of Flin Flon	Manitoba and British Columbia
#: 4
		900,000	Taxes	CANADA	SASKATCHEWAN	Town of Crieghton	Manitoba and British Columbia
#: 5
		27,440,000	Taxes	PERU		Government of Peru	Constancia
#: 6
		21,060,000	Royalties	PERU		Government of Peru	Constancia
#: 7
		1,800,000	Fees	PERU		Government of Peru	Constancia
#: 8
		460,000	Infrastructure	PERU		Government of Peru	Constancia
#: 9
		380,000	Infrastructure	PERU		Province of Chumbivilcas	Constancia
#: 10
		3,940,000	Infrastructure	PERU		Municipal District of Velille	Constancia
#: 11
		3,740,000	Infrastructure	PERU		Municipal District of Livitaca	Constancia
#: 12
		900,000	Infrastructure	PERU		Municipal District of Chamaca	Constancia
#: 13
		250,000	Infrastructure	PERU		Municipal District of Llusco	Constancia
#: 14
		220,000	Infrastructure	PERU		Town of Pulpera Condes	Constancia
#: 15
		220,000	Infrastructure	PERU		Municipal District of Quinota	Constancia
#: 16
		180,000	Infrastructure	PERU		Municipal District of Coporaque	Constancia
#: 17
		150,000	Infrastructure	PERU		Municipal District of Capacmarca	Constancia
#: 18
		120,000	Infrastructure	PERU		Municipal District of Condoroma	Constancia
#: 19
		920,000	Infrastructure	PERU		Cusco Regional Government	Constancia
#: 20
		80,000	Taxes	UNITED STATES	ARIZONA	Pima County Treasurer	Copper World
#: 21
		130,000	Fees	UNITED STATES	ARIZONA	Arizona State Government	Copper World
#: 22
		$ 620,000	Fees	UNITED STATES		Bureau of Land Management	Copper World
#: 23
	$ 650,000		Taxes	CANADA	BRITISH COLUMBIA	Ministry of Finance	British Columbia
#: 24
	260,000		Fees	CANADA	BRITISH COLUMBIA	Ministry of Finance	British Columbia
#: 25
	630,000		Taxes	CANADA	BRITISH COLUMBIA	Town of Princeton	British Columbia
#: 26
	340,000		Fees	CANADA	BRITISH COLUMBIA	Lower Similkameen Indian Band	British Columbia
#: 27
	$ 340,000		Fees	CANADA	BRITISH COLUMBIA	Upper Similkameen Indian Band	British Columbia